Annual Total Returns - Freedom 2035 Portfolio [BarChart] - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-10 - Freedom 2035 Portfolio - VIP Freedom 2035 Portfolio-Initial VIP	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	(3.99%)
Annual Return 2012	16.82%
Annual Return 2013	24.84%
Annual Return 2014	4.93%
Annual Return 2015	(0.31%)
Annual Return 2016	6.87%
Annual Return 2017	23.35%
Annual Return 2018	(9.30%)
Annual Return 2019	27.49%
Annual Return 2020	18.28%